MASTER TRUST - Net Assets Master Trust (Details) - EBP 001 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	$ 524.6	$ 457.7
Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	468.3	403.8
Money market funds | Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	0.2	0.2
Money market funds | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	0.2	0.2
Vontier common stock | Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	3.6	3.7
Vontier common stock | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	2.9	3.0
Mutual funds | Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	34.3	24.5
Mutual funds | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	30.6	21.3
Common/collective trusts | Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	451.2	398.0
Common/collective trusts | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	401.8	351.1
Common stock | Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	10.9	10.8
Common stock | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	9.2	9.0
Mutual funds | Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	0.2	0.1
Mutual funds | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	0.2	0.1
Self-directed brokerage account | Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	24.2	20.4
Self-directed brokerage account | Plan’s Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investment, fair value	$ 23.4	$ 19.1